RELATED PARTY BALANCES AND TRANSACTIONS - Additional Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Related Party Transactions [Abstract]
Revenue from related party	$ 2,908	$ 1,151
Trade receivables from related party current	927		$ 420
Revenue to be recognized in the future non current related party	$ 3,822		$ 3,717